Statements of Changes in Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity
Interest on shareholder's equity	$ 1.08455	$ 0.80122	$ 0.33820
Additional proposed dividends, approved	0.08139	0.03859	0.11847
Additional proposed dividends, per share	$ 0.19145	$ 0.14148	$ 0.05970